Summary of Movement in Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Derivative Financial Instruments [Abstract]
Beginning Balance	$ 4,549
Acquisition of Ely and Abitibi	691	3,038
Exercise of Ely warrants	(124)
Change in fair value during the year	(4,588)	1,511
Ending Balance	$ 528	$ 4,549